Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.21%
Alabama: 4.86%
Airport revenue: 0.12%
Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00%	7-1-2023	$ 475,000	$ 477,490
Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00	7-1-2026	900,000	971,514
Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00	7-1-2027	500,000	550,699
				1,999,703
Industrial development revenue: 0.55%
Mobile AL Industrial Development Board Alabama Power Company Barry Plant Project Series A øø	0.13	6-1-2034	8,500,000	8,106,482
Selma AL Industrial Development Board Refunding Bonds Gulf Opportunity Zone International Paper Company	2.00	11-1-2033	1,000,000	961,953
				9,068,435
Utilities revenue: 4.19%
Black Belt Energy Gas District Gas Supply Project #3 Series A	4.00	12-1-2048	8,000,000	8,010,402
Black Belt Energy Gas District Gas Supply Project #7 Series C-1	4.00	12-1-2025	1,500,000	1,493,603
Black Belt Energy Gas District Gas Supply Project Series D-1 (Royal Bank of Canada LIQ)	4.00	7-1-2052	3,500,000	3,500,144
Black Belt Energy Gas District Series 2021C-1	4.00	10-1-2052	3,900,000	3,850,506
Black Belt Energy Gas District Series A	4.00	6-1-2024	3,640,000	3,640,571
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2020 (AGM Insured)	5.00	8-1-2024	985,000	1,013,019
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2020 (AGM Insured)	5.00	8-1-2025	425,000	443,807
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2020 (AGM Insured)	5.00	8-1-2026	500,000	532,201
Southeast Alabama Energy Authority Commodity Supply Project #5 Series A	5.25	1-1-2054	5,500,000	5,801,329
Southeast Alabama Gas Supply District Project #1 Series A	4.00	4-1-2049	4,000,000	3,999,607
Southeast Alabama Gas Supply District Project #2 Series 2018A	4.00	6-1-2049	20,060,000	20,068,174
Southeast Energy Authority Commodity Supply Alabama SIFMA Index Project #3 Series A2	5.50	1-1-2053	2,000,000	2,137,862
Tender Option Bond Trust Receipts/Floater Certificates Series 2022-XF3073 144Aø	4.27	2-1-2053	15,000,000	15,000,000
				69,491,225
				80,559,363
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  1

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Alaska: 0.75%
Airport revenue: 0.24%
Alaska International Airports System Revenue Refunding Bonds Series 2021C	5.00%	10-1-2026	$ 3,000,000	$ 3,173,653
Alaska International Airports System Revenue Refunding Bonds Series 2021C	5.00	10-1-2028	775,000	843,567
				4,017,220
Health revenue: 0.26%
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2023	600,000	605,721
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2024	750,000	769,531
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2025	1,310,000	1,366,479
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2026	1,385,000	1,471,758
				4,213,489
Miscellaneous revenue: 0.25%
Alaska Municipal Bond Bank GO Series 2023-2	5.00	12-1-2027	535,000	578,047
Alaska Municipal Bond Bank GO Series 2023-2	5.00	12-1-2028	560,000	612,761
Alaska Municipal Bond Bank Refunding Bond Series 2020-1	5.00	12-1-2025	1,470,000	1,555,364
Alaska Municipal Bond Bank Refunding Bond Series 2020-1	5.00	12-1-2026	1,350,000	1,458,114
				4,204,286
				12,434,995
Arizona: 3.08%
Education revenue: 0.02%
Arizona IDA Education Facility Revenue Bonds Series 2021B	5.00	7-1-2027	170,000	177,760
Arizona IDA Education Facility Revenue Bonds Series 2021B	5.00	7-1-2028	175,000	183,072
				360,832
GO revenue: 0.13%
Vistancia AZ Community Facilities District GO Series 2020 (BAM Insured)	4.00	7-15-2024	1,150,000	1,167,208
Vistancia AZ Community Facilities District GO Series 2020 (BAM Insured)	4.00	7-15-2026	900,000	941,696
				2,108,904
Health revenue: 1.04%
Arizona Health Facilities Authority Banner Health Series B (SIFMA Municipal Swap +0.25%) ±	4.22	1-1-2046	4,000,000	3,909,113
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.57%) ±	4.54	1-1-2035	4,405,000	4,389,232
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.80%) ±	4.77	9-1-2048	9,000,000	8,978,351
				17,276,696
See accompanying notes to portfolio of investments

2  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 1.74%
Chandler AZ IDA Intel Corporation Project	2.40%	12-1-2035	$22,885,000	$ 22,776,340
Chandler AZ IDA Intel Corporation Project	2.70	12-1-2037	1,175,000	1,170,336
Chandler AZ IDA Intel Corporation Project	5.00	6-1-2049	4,920,000	4,978,985
				28,925,661
Miscellaneous revenue: 0.15%
Phoenix AZ Civic Improvement Corporation Senior Lien Airport Revenue Refunding Bonds Series 2013	5.00	7-1-2028	2,500,000	2,507,187
				51,179,280
Arkansas: 0.23%
Health revenue: 0.08%
Batesville AR Public Facilities Board Hospital Series 2020	5.00	6-1-2025	1,385,000	1,426,019
Housing revenue: 0.12%
Arkansas Development Finance Authority MFHR Cottages Apartments (Department of Housing and Urban Development Insured)	1.25	12-1-2024	2,000,000	1,975,028
Tax revenue: 0.03%
Cabot AR Sales Tax & Improvement Bonds Series B	5.00	12-1-2028	435,000	491,855
				3,892,902
California: 3.56%
Airport revenue: 0.16%
Los Angeles CA Department Airports AMT Subordinate Bond Series D	5.00	5-15-2027	2,500,000	2,690,189
GO revenue: 0.42%
Kern Community College District CAB BAN ¤	0.00	8-1-2023	7,000,000	6,934,944
Health revenue: 0.12%
California CDA Series 2020A	5.00	4-1-2026	570,000	606,151
California CDA Series 2020A	5.00	4-1-2027	845,000	909,747
Washington Township Health Care District Revenue Refunding Bonds Series 2020A	5.00	7-1-2024	200,000	204,109
Washington Township Health Care District Revenue Refunding Bonds Series 2020A	5.00	7-1-2025	200,000	207,382
				1,927,389
Miscellaneous revenue: 0.25%
California Infrastructure & Economic Development Bank J Paul Getty Trust Series 2021-B2	3.00	10-1-2047	1,000,000	1,012,485
California Municipal Finance Authority Certificate of Participation Palomar Health 144A	5.00	11-1-2027	3,000,000	3,134,422
				4,146,907
Tax revenue: 0.08%
Riverside County CA Public Financing Project Area #1 (BAM Insured)	5.00	10-1-2026	1,250,000	1,323,371
Transportation revenue: 2.04%
Bay Area Toll Authority Toll Bridge San Francisco Bay Area Series C (SIFMA Municipal Swap +0.45%) ±	4.42	4-1-2056	2,750,000	2,724,301
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  3

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Bay Area Toll Authority Toll Bridge San Francisco Bay Area Series C-1 (SIFMA Municipal Swap +0.90%) ±	4.87%	4-1-2045	$15,500,000	$ 15,504,218
Bay Area Toll Authority Toll Bridge San Francisco Bay Area Series D (SIFMA Municipal Swap +0.30%) ±	4.27	4-1-2056	16,000,000	15,619,038
				33,847,557
Utilities revenue: 0.49%
California Community Choice Financing Authority Clean Energy Project Revenue Bonds Series 2023-C	5.00	10-1-2028	475,000	484,614
California Community Choice Financing Authority Clean Energy Project Revenue Bonds Series 2023-C	5.00	10-1-2029	675,000	688,266
California Community Choice Financing Authority Clean Energy Project Revenue Bonds Series 2023-C	5.00	10-1-2030	1,500,000	1,529,951
Lassen CA Municipal Utility District Certificate of Participation Series 2021	4.00	5-1-2024	400,000	402,964
Lassen CA Municipal Utility District Certificate of Participation Series 2021	4.00	5-1-2025	415,000	421,327
Lassen CA Municipal Utility District Certificate of Participation Series 2021	4.00	5-1-2026	435,000	445,847
Lassen CA Municipal Utility District Certificate of Participation Series 2021	4.00	5-1-2027	450,000	463,651
Lassen CA Municipal Utility District Certificate of Participation Series 2021	4.00	5-1-2028	470,000	486,743
Long Beach CA Bond Finance Authority Natural Gas Series B (3 Month LIBOR +1.43%) ±	4.69	11-15-2026	2,000,000	2,005,122
Vernon California Electric System Series A	5.00	8-1-2024	685,000	700,615
Vernon California Electric System Series A	5.00	8-1-2025	500,000	520,525
				8,149,625
				59,019,982
Colorado: 1.92%
Education revenue: 0.27%
University of Colorado Enterprise System Refunding Bond Series C	2.00	6-1-2054	2,000,000	1,965,769
University of Colorado Enterprise System Refunding Bond Series C3 Class A	2.00	6-1-2051	2,500,000	2,436,542
				4,402,311
GO revenue: 0.13%
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2024	1,140,000	1,174,496
Sand Creek CO Metropolitan District GO Series 2020A (AGM Insured)	4.00	12-1-2024	550,000	560,833
Sand Creek CO Metropolitan District GO Series 2020A (AGM Insured)	4.00	12-1-2025	400,000	412,848
				2,148,177
Health revenue: 0.82%
Colorado Health Facilities Authority Revenue Bonds Hospital AdventHealth Obligated Group Series C	5.00	11-15-2036	3,165,000	3,396,134
Colorado Health Facilities Authority Revenue Prerefunded Bonds Hospital AdventHealth	5.00	11-15-2049	80,000	87,383
Colorado Health Facilities Authority Revenue Refunding Bonds & Improvement Christian Living	4.00	1-1-2025	325,000	316,933
See accompanying notes to portfolio of investments

4  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Colorado Health Facilities Authority Revenue Unrefunded Bonds	5.00%	11-15-2049	$ 820,000	$ 874,823
Colorado HFA Catholic Health Initiatives Series 2015-XF2195 144Aø	4.11	10-1-2037	9,000,000	9,000,000
				13,675,273
Miscellaneous revenue: 0.48%
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	12-31-2023	1,285,000	1,296,382
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	12-31-2025	2,455,000	2,501,361
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	6-30-2026	4,050,000	4,134,808
				7,932,551
Tax revenue: 0.03%
Colorado Regional Transportation District Series 2020A & Series 2020B	4.00	7-15-2033	500,000	513,982
Transportation revenue: 0.16%
E-470 Public Highway Authority Colorado Series A	5.00	9-1-2024	450,000	464,598
E-470 Public Highway Authority Colorado Series A	5.00	9-1-2025	300,000	317,347
E-470 Public Highway Authority Colorado Series A	5.00	9-1-2026	1,750,000	1,895,198
				2,677,143
Water & sewer revenue: 0.03%
Central Weld County CO Water District Series 2020 (AGM Insured)	5.00	12-1-2027	500,000	555,573
				31,905,010
Connecticut: 2.13%
Education revenue: 0.24%
Connecticut HEFA University of Hartford Project Series N	5.00	7-1-2028	570,000	595,000
Connecticut HEFAR University of Hartford Series N	5.00	7-1-2024	120,000	120,992
Connecticut HEFAR University of Hartford Series N	5.00	7-1-2025	140,000	142,795
Connecticut Higher Education Supplemental Loan Authority Loan Program Series A	3.60	11-15-2023	1,265,000	1,271,472
Connecticut Higher Education Supplemental Loan Authority Loan Program Series B	5.00	11-15-2024	250,000	256,954
Connecticut Higher Education Supplemental Loan Authority Loan Program Series B	5.00	11-15-2025	400,000	417,126
Connecticut Higher Education Supplemental Loan Authority Loan Program Series B	5.00	11-15-2026	585,000	620,693
Connecticut Higher Education Supplemental Loan Authority Loan Program Series D	5.00	11-15-2025	500,000	533,221
				3,958,253
GO revenue: 0.19%
Bridgeport CT GO Refunding Bond Series 2021C	5.00	2-15-2026	1,325,000	1,407,827
Connecticut Series C	4.00	6-1-2025	1,000,000	1,032,534
Hamden CT GO Series 2020A (BAM Insured)	5.00	8-1-2026	710,000	760,848
				3,201,209
Health revenue: 0.65%
Connecticut HEFA Hartford Healthcare Series B1	5.00	7-1-2053	7,500,000	7,762,374
Connecticut HEFA Revenue Bond Stamford Hospital Issue Series M	5.00	7-1-2026	375,000	395,199
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  5

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Connecticut HEFA Revenue Bond Stamford Hospital Issue Series M	5.00%	7-1-2027	$ 250,000	$ 267,329
Connecticut HEFA Revenue Bond Stamford Hospital Issue Series M	5.00	7-1-2028	300,000	325,534
Connecticut HEFA Yale New Haven Health Series A	5.00	7-1-2028	1,975,000	2,030,479
				10,780,915
Housing revenue: 0.75%
Connecticut HFA Mortgage Finance Program Bonds Series A Subseries A-4 (SIFMA Municipal Swap +0.30%) ±	4.27	11-15-2050	12,500,000	12,413,105
Tax revenue: 0.30%
Connecticut Special Tax Obligation Transportation Infrastructure Purposes Series A	5.00	5-1-2026	1,200,000	1,294,071
Connecticut Special Tax Obligation Transportation Infrastructure Purposes Series A	5.00	5-1-2027	3,400,000	3,750,972
				5,045,043
				35,398,525
Delaware: 0.23%
Utilities revenue: 0.23%
Delaware EDA Gas Facilities Delmarva Power & Light Company Series A	1.05	1-1-2031	4,000,000	3,819,814
District of Columbia: 1.22%
Airport revenue: 0.60%
Metropolitan Washington Airports Authority Series A	5.00	10-1-2026	1,180,000	1,257,945
Metropolitan Washington Airports Authority System Revenue Refunding AMT Series A	5.00	10-1-2025	6,320,000	6,621,860
Metropolitan Washington Airports Authority System Revenue Refunding Bonds Series 2021A	5.00	10-1-2027	1,000,000	1,078,560
Metropolitan Washington Airports Authority System Revenue Refunding Bonds Series 2021A	5.00	10-1-2028	1,000,000	1,095,324
				10,053,689
Housing revenue: 0.14%
District of Columbia HFA MFHR Strand Residences Project	2.50	2-1-2039	2,300,000	2,293,014
Transportation revenue: 0.13%
Metropolitan Washington Transit Authority Series A	5.00	7-15-2025	2,000,000	2,110,094
Water & sewer revenue: 0.35%
District of Columbia Water & Sewer Authority Public Utility Subordinated Lien Bond Series C	1.75	10-1-2054	6,000,000	5,842,888
				20,299,685
Florida: 4.25%
Airport revenue: 0.74%
Greater Orlando Aviation Authority Orlando Florida Airport Facilities Prerefunded Bond	5.00	10-1-2025	1,355,000	1,418,721
See accompanying notes to portfolio of investments

6  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Greater Orlando Aviation Authority Orlando Florida Airport Facilities Unrefunded Bond	5.00%	10-1-2025	$ 645,000	$ 670,296
Miami-Dade County FL Aviation Refunding Bonds Series 2014	5.00	10-1-2028	10,000,000	10,187,110
				12,276,127
Education revenue: 0.28%
Capital Projects Finance Authority Student Housing Refunding Bond Series 2020A-1	5.00	10-1-2024	500,000	505,219
Capital Projects Finance Authority Student Housing Refunding Bond Series 2020A-1	5.00	10-1-2025	1,000,000	1,019,447
Capital Projects Finance Authority Student Housing Refunding Bond Series 2020A-1	5.00	10-1-2026	1,000,000	1,029,327
Florida Higher Educational Facilities Financing Authority Revenue Educational Facilities Institute Technology	5.00	10-1-2025	500,000	515,380
Florida Higher Educational Facilities Financing Authority Revenue Educational Facilities Institute Technology	5.00	10-1-2026	750,000	783,074
Palm Beach County FL Educational Facilities Authority Revenue Bonds Series 2021	4.00	10-1-2026	250,000	253,225
Palm Beach County FL Educational Facilities Authority Revenue Bonds Series 2021	4.00	10-1-2027	255,000	259,065
Palm Beach County FL Educational Facilities Authority Revenue Bonds Series 2021	4.00	10-1-2028	270,000	275,083
				4,639,820
Health revenue: 0.22%
Jacksonville FL HCFR Series E ø	3.95	8-1-2036	2,000,000	2,000,000
Pompano Beach FL Refunding Bond John Knox Village Project	3.25	9-1-2023	665,000	661,046
St. John's County FL IDA Vicars Landing Project A	4.00	12-15-2023	115,000	114,168
St. John's County FL IDA Vicars Landing Project A	4.00	12-15-2024	145,000	142,406
St. John's County FL IDA Vicars Landing Project A	4.00	12-15-2025	180,000	174,794
St. John's County FL IDA Vicars Landing Project A	4.00	12-15-2026	185,000	177,248
St. John's County FL IDA Vicars Landing Project A	4.00	12-15-2027	215,000	203,412
St. John's County FL IDA Vicars Landing Project A	4.00	12-15-2028	200,000	187,158
				3,660,232
Housing revenue: 0.54%
Capital Trust Agency Florida College Park Towers Apartments Project (Department of Housing and Urban Development Insured)	1.25	5-1-2024	9,000,000	8,986,892
Miscellaneous revenue: 0.62%
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	10,115,000	10,337,923
Resource recovery revenue: 0.28%
Lee County FL Solid Waste System Refunding Bond	5.00	10-1-2023	4,565,000	4,594,280
Tax revenue: 0.36%
Leon County FL School District	4.00	9-1-2026	6,000,000	6,031,885
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  7

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.07%
Osceola County FL Transportation Improvement Osceola Parkway Series 2019A-1	5.00%	10-1-2024	$ 300,000	$ 304,024
Osceola County FL Transportation Improvement Osceola Parkway Series 2019A-1	5.00	10-1-2026	735,000	753,133
				1,057,157
Utilities revenue: 0.05%
Orlando FL Commission Utility System Series B	1.25	10-1-2046	1,000,000	867,035
Water & sewer revenue: 1.09%
North Sumter County FL Sumter County Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured)	5.00	10-1-2027	680,000	752,343
North Sumter County FL Sumter County Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured)	5.00	10-1-2028	1,360,000	1,535,771
Tohopekaliga Water Authority Florida Utility System 144A	5.00	10-1-2025	14,160,000	15,046,600
Wildwood Utility Dependent District Utility South Sumter Utility Project (BAM Insured)	5.00	10-1-2026	200,000	216,177
Wildwood Utility Dependent District Utility South Sumter Utility Project (BAM Insured)	5.00	10-1-2027	200,000	220,472
Wildwood Utility Dependent District Utility South Sumter Utility Project (BAM Insured)	5.00	10-1-2028	250,000	280,808
				18,052,171
				70,503,522
Georgia: 3.21%
Health revenue: 0.06%
Cobb County GA Kennestone Hospital Authority Series 2020B	5.00	4-1-2026	1,000,000	1,062,240
Industrial development revenue: 0.30%
Savannah GA EDA PCR International Paper Company Project Series B	1.90	8-1-2024	4,250,000	4,095,314
Savannah GA EDA Recovery Zone Facility International	2.00	11-1-2033	1,000,000	961,953
				5,057,267
Utilities revenue: 2.85%
Bartow County GA Pollution Control Revenue Bonds Series 2009	3.95	12-1-2032	3,000,000	3,043,619
Burke County GA Development Authority PCR Bonds First Series 2012	2.88	12-1-2049	3,500,000	3,429,784
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project M	5.00	1-1-2025	200,000	206,549
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project M	5.00	1-1-2026	300,000	316,427
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2024	400,000	405,864
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2025	1,000,000	1,030,165
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2018C (Royal Bank of Canada LIQ)	4.00	8-1-2048	6,225,000	6,236,312
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021A	4.00	7-1-2052	1,000,000	999,658
See accompanying notes to portfolio of investments

8  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021C	4.00%	12-1-2026	$ 1,100,000	$ 1,097,881
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021C	4.00	12-1-2027	1,215,000	1,209,874
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022	4.00	12-1-2027	4,000,000	3,983,123
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022A	4.00	12-1-2028	3,345,000	3,315,235
Main Street Natural Gas Incorporated Gas Supply Series A	5.00	6-1-2028	1,500,000	1,565,514
Main Street Natural Gas Incorporated Gas Supply Series B	5.00	12-1-2052	4,000,000	4,156,922
Main Street Natural Gas Incorporated Georgia Gas Project Series B	5.00	7-1-2053	3,000,000	3,175,310
Main Street Natural Gas Incorporated Georgia Gas Supply Series C 144Aøø	4.00	8-1-2052	8,000,000	7,629,658
Monroe County GA Development Authority PCR Georgia Power Company Plant Scherer Project First Series 2009	1.00	7-1-2049	2,500,000	2,234,325
Monroe County GA Development Authority PCR Oglethorpe Power Corporation Scherer Project Series A	1.50	1-1-2039	1,500,000	1,428,994
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A (AGM Insured)	5.00	1-1-2027	165,000	178,645
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A (AGM Insured)	5.00	1-1-2028	200,000	220,731
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2022A (AGM Insured)	5.00	7-1-2027	300,000	328,139
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2022A (AGM Insured)	5.00	7-1-2028	300,000	334,259
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2022A (AGM Insured)	5.00	7-1-2029	600,000	679,124
				47,206,112
				53,325,619
Guam: 0.34%
Airport revenue: 0.03%
Guam International Airport Authority Revenue Bonds 2023 Series A %%	5.00	10-1-2028	540,000	556,309
Tax revenue: 0.10%
Government of Guam Business Privilege Series F	5.00	1-1-2028	500,000	529,388
Government of Guam Business Privilege Series F	5.00	1-1-2029	1,000,000	1,065,224
				1,594,612
Utilities revenue: 0.21%
Guam Power Authority Series A	5.00	10-1-2026	3,265,000	3,441,847
				5,592,768
Hawaii: 0.94%
GO revenue: 0.26%
Honolulu HI GO Series 2022A	5.00	11-1-2024	1,000,000	1,038,205
Honolulu HI GO Series 2022A	5.00	11-1-2025	3,000,000	3,194,921
				4,233,126
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  9

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.50%
Hawaii Department of Transportation Airports Division Series 2013	5.25%	8-1-2025	$ 1,945,000	$ 1,956,542
Hawaii Department of Transportation Airports Division Series 2013	5.25	8-1-2026	6,350,000	6,385,034
				8,341,576
Utilities revenue: 0.18%
Hawaii Department of Budget & Finance Hawaiian Electric Company Series 2017A	3.10	5-1-2026	3,000,000	2,937,644
				15,512,346
Illinois: 8.91%
Airport revenue: 0.39%
Chicago IL Midway Airport Refunding Bond Second Lien Series 2018-A	5.00	1-1-2025	5,000,000	5,066,950
Chicago IL O'Hare International Airport Refunding Bond Passenger Facility	5.00	1-1-2024	1,335,000	1,352,110
				6,419,060
Education revenue: 0.51%
Illinois Finance Authority Benedictine University Refunding Bond	5.00	10-1-2027	630,000	647,002
Illinois Finance Authority Education Revenue Bonds Series 2015	5.00	9-1-2025	680,000	685,027
Illinois State University Auxiliary Facilities System Series A	5.00	4-1-2024	2,325,000	2,326,033
Illinois State University Auxiliary Facilities System Series A (AGM Insured)	5.00	4-1-2025	700,000	729,812
Illinois State University Auxiliary Facilities System Series B (AGM Insured)	5.00	4-1-2024	415,000	423,134
Southern Illinois University Board of Trustees Southern Illinois University Housing and Auxiliary Facilities System Series A (BAM Insured)	4.00	4-1-2026	825,000	846,330
Southern Illinois University Board of Trustees Southern Illinois University Housing and Auxiliary Facilities System Series A (BAM Insured)	4.00	4-1-2027	780,000	807,497
Southern Illinois University Board of Trustees Southern Illinois University Housing and Auxiliary Facilities System Series A (BAM Insured)	5.00	4-1-2027	400,000	429,246
Southern Illinois University Board of Trustees Southern Illinois University Housing and Auxiliary Facilities System Series A (BAM Insured)	5.00	4-1-2028	500,000	544,257
Western Illinois University Refunding Bond Auxiliary Facilities System (BAM Insured)	4.00	4-1-2024	1,000,000	1,008,825
				8,447,163
GO revenue: 2.59%
Boone, McHenry & DeKalb Counties IL Community Unit School District #100 GO Refunding School Bonds, Series 2021B	4.00	1-1-2027	4,525,000	4,711,207
Boone, McHenry & DeKalb Counties IL Community Unit School District #100 GO Refunding School Bonds, Series 2021B	4.00	1-1-2028	2,100,000	2,210,342
Chicago IL Board of Education Bond GO Series 1999 (NPFGC Insured)	5.50	12-1-2026	2,250,000	2,375,757
See accompanying notes to portfolio of investments

10  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Chicago IL Board of Education Refunding Bond Series 2018-A (AGM Insured)	5.00%	12-1-2023	$ 2,000,000	$ 2,025,410
Chicago IL Board of Education Refunding Bond Series 2021-B	5.00	12-1-2030	2,250,000	2,384,482
Chicago IL GO Series 2021-A	5.00	1-1-2027	3,935,000	4,116,200
Chicago IL GO Series 2021-A	5.00	1-1-2028	3,000,000	3,163,137
Chicago IL Refunding Bond Series A	5.00	1-1-2026	5,000,000	5,175,634
Chicago IL Series 2020-A	5.00	1-1-2027	2,445,000	2,557,588
Cook County IL GO Refunding Bonds Series 2021A	5.00	11-15-2026	1,950,000	2,102,144
Cook County IL Refunding Bond Series A	5.00	11-15-2025	1,200,000	1,265,871
DeKalb County IL Community Unit School District Series B (AGM Insured) ¤	0.00	1-1-2025	3,235,000	3,047,771
Grundy, Kendall & Will Counties IL Community High School District #111 Minooka Refund Bond	4.00	5-1-2027	500,000	521,584
Grundy, Kendall & Will Counties IL Community High School District #111 Minooka Refunding Bond	4.00	5-1-2026	635,000	657,059
Kane, Cook, DuPage, McHenry & DeKalb Counties IL Refunding Bond Series B	4.00	12-15-2026	960,000	1,011,425
Kane, Cook, DuPage, McHenry & DeKalb Counties IL Refunding Bond Series B	4.00	12-15-2027	795,000	850,116
Kendall, Kane & Will Counties IL Refunding Bond Series B	5.00	10-1-2023	825,000	833,877
Waukegan IL Series B (AGM Insured)	4.00	12-30-2023	500,000	504,229
Whiteside & Lee Counties IL Community Unit School District Series A (BAM Insured)	4.00	12-1-2024	1,490,000	1,519,679
Will County IL Community High School District #161	4.00	1-1-2024	2,000,000	2,016,979
				43,050,491
Health revenue: 0.81%
Illinois Finance Authority Health Care System Revenue Bonds Series 2015-A	5.00	11-15-2027	780,000	820,117
Illinois Finance Authority Health Services Facility Series 2020	5.00	10-1-2025	500,000	520,095
Illinois Finance Authority Health Services Facility Series 2020	5.00	10-1-2026	500,000	529,451
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (SIFMA Municipal Swap +0.70%) ±	4.67	5-1-2042	2,250,000	2,189,633
Illinois Finance Authority Revenue Bonds Advocate Health Care Network	4.00	11-1-2030	3,600,000	3,670,143
Illinois Finance Authority Revenue Refunding Bonds Series 2022	4.00	10-15-2026	465,000	448,802
Illinois Finance Authority Revenue Refunding Bonds Series 2022	4.00	10-15-2027	480,000	457,193
Illinois Finance Authority Series 2020B-2	5.00	5-15-2050	4,000,000	4,228,635
Southwestern Illinois Development Authority Health Facility Memorial Group Incorporated	6.38	11-1-2023	535,000	545,571
				13,409,640
Housing revenue: 1.02%
Chicago Heights IL MFHR Series 2022	2.88	8-1-2027	4,500,000	4,434,080
Illinois Housing Development Authority (SIFMA Municipal Swap +1.00%)(FNMA LOC, FNMA LIQ) ±	4.97	5-15-2050	7,500,000	7,498,359
Illinois Housing Development Authority Series H (GNMA / FNMA / FHLMC Insured)	3.47	10-1-2053	5,000,000	5,007,930
				16,940,369
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  11

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 1.30%
Chicago IL Board of Education Refunding Bond GO Series 2018-C	5.00%	12-1-2024	$ 1,900,000	$ 1,931,315
Chicago IL Board of Education Refunding Bond Series 2019-B	5.00	12-1-2024	2,270,000	2,307,413
Chicago IL Board of Education Refunding Bond Series 2019-B	5.00	12-1-2025	2,460,000	2,530,057
Chicago IL Special Assessment Improvement Bonds Series 2022 144A	3.04	12-1-2028	270,000	250,301
Illinois GO Bonds Series June 2013	5.25	7-1-2028	4,000,000	4,016,907
Illinois GO Bonds Series June 2013	5.25	7-1-2029	1,480,000	1,486,077
Illinois GO Bonds Series November 2017-D	5.00	11-1-2026	5,000,000	5,345,540
Illinois GO Bonds Series November 2017-D	5.00	11-1-2027	3,335,000	3,620,547
				21,488,157
Tax revenue: 1.72%
Hillside IL Refunding Bond Series 2018	5.00	1-1-2024	330,000	331,072
Huntley IL Special Service Area #6 Special Tax Refunding Bond (BAM Insured)	2.20	3-1-2024	409,000	405,589
Illinois Sales Tax Revenue Junior Obligation Series 2013	5.00	6-15-2024	585,000	586,565
Illinois Sales Tax Revenue Junior Obligation Series C	4.00	6-15-2025	4,000,000	4,059,009
Illinois Sales Tax Revenue Refunding Bond Series C	4.00	6-15-2023	3,315,000	3,319,484
Illinois State Tax Revenue Junior Obligation Series D	5.00	6-15-2027	1,275,000	1,330,091
Macon County IL Decatur School District #61 Series 2020 C (AGM Insured)	4.00	1-1-2024	475,000	479,627
Macon County IL Decatur School District #61 Series 2020 C (AGM Insured)	4.00	1-1-2027	600,000	628,798
Metropolitan Pier & Exposition Authority McCormick Place Project Refunding Bonds Series A	3.00	6-15-2025	2,000,000	1,972,482
Sales Tax Securitization Corporation Second Lien Series 2020A	5.00	1-1-2028	5,000,000	5,490,201
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XM0683 (Bank of America NA LIQ) 144Aø	4.11	1-1-2048	8,340,000	8,340,000
Village of Matteson GO Refunding Bonds Series 2021A (BAM Insured)	4.00	12-1-2025	500,000	515,650
Village of Matteson GO Refunding Bonds Series 2021A (BAM Insured)	4.00	12-1-2026	200,000	208,313
Village of Matteson GO Refunding Bonds Series 2021A (BAM Insured)	4.00	12-1-2027	300,000	315,754
Village of Matteson GO Refunding Bonds Series 2021A (BAM Insured)	4.00	12-1-2027	575,000	605,967
				28,588,602
Transportation revenue: 0.13%
Illinois Toll Highway Authority Senior Refunding Bond Series C	5.00	1-1-2027	2,050,000	2,239,412
Utilities revenue: 0.19%
Springfield IL Senior Lien Electric Revenue Refunding Bonds Series 2015	5.00	3-1-2029	3,000,000	3,097,114
Water & sewer revenue: 0.25%
Chicago IL Waterworks Second Lien	5.00	11-1-2028	2,500,000	2,622,512
Geneva IL Waterworks Sewage Alternate Revenue Source Series 2021	4.00	2-1-2027	450,000	471,630
Geneva IL Waterworks Sewage Alternate Revenue Source Series 2021	4.00	2-1-2028	280,000	295,798
See accompanying notes to portfolio of investments

12  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Village of Matteson GO Refunding Bonds Series 2021A (BAM Insured)	4.00%	12-1-2025	$ 400,000	$ 411,898
Waukegan Lake County IL First Lien Water & Sewer System Revenue Bonds Series 2020 (AGM Insured)	5.00	12-30-2027	280,000	309,269
				4,111,107
				147,791,115
Indiana: 1.61%
Health revenue: 0.79%
Indiana Finance Authority Deaconess Health System Series B (SIFMA Municipal Swap +0.30%) ±	4.27	3-1-2039	5,545,000	5,412,692
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2023	1,270,000	1,286,527
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2024	3,000,000	3,104,715
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2023	800,000	810,410
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2024	1,000,000	1,034,905
Indiana Finance Authority Parkview Health Series A	5.00	5-1-2023	1,010,000	1,011,595
Indiana Finance Authority Senior Living Series A	5.00	11-15-2023	500,000	501,834
				13,162,678
Miscellaneous revenue: 0.66%
Indianapolis Local Public Improvement Bond Series A	5.00	6-1-2026	3,000,000	3,200,080
Indianapolis Local Public Improvement Bond Series A	5.00	6-1-2027	6,000,000	6,529,776
Mishawaka RDA Lease Rental Revenue Bonds of 2021 (BAM Insured)	5.00	2-15-2027	1,025,000	1,118,935
				10,848,791
Utilities revenue: 0.16%
Indiana Finance Authority Midwestern Disaster Relief Revenue Various Ohio Valley Electric Corporation Project Series 2012A	4.25	11-1-2030	2,630,000	2,651,730
				26,663,199
Iowa: 0.83%
Education revenue: 0.10%
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2023	700,000	708,435
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2024	1,000,000	1,024,550
				1,732,985
GO revenue: 0.11%
Indianola IA GO Capital Loan Notes Series 2021	3.00	6-1-2027	855,000	873,581
Indianola IA GO Capital Loan Notes Series 2021	4.00	6-1-2028	880,000	946,047
				1,819,628
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  13

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.62%
Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00%	9-1-2049	$10,000,000	$ 10,200,315
				13,752,928
Kansas: 0.54%
Health revenue: 0.18%
Topeka KS Health Care Facilities Brewster Place Series B	5.13	12-1-2026	1,000,000	996,145
Wichita KS Health Care Facilities Presbyterian Manors Incorporated	4.00	5-15-2024	1,015,000	998,182
Wichita KS Health Care Facilities Presbyterian Manors Incorporated	5.00	5-15-2025	1,055,000	1,042,480
				3,036,807
Housing revenue: 0.36%
Wichita KS MFHR Verandas at Crestview Series I	3.90	12-1-2024	5,900,000	5,921,517
				8,958,324
Kentucky: 3.85%
Education revenue: 0.09%
Columbia KY Educational Development Refunding Revenue Bonds Lindsey Wilson College Project Series 2021	4.00	12-1-2027	525,000	516,013
Columbia KY Educational Development Refunding Revenue Bonds Lindsey Wilson College Project Series 2021	4.00	12-1-2028	545,000	531,300
Kentucky Bond Development Corporation City of Danville Centre College Series 2021	4.00	6-1-2026	210,000	216,927
Kentucky Bond Development Corporation City of Danville Centre College Series 2021	4.00	6-1-2028	250,000	263,791
				1,528,031
Health revenue: 0.25%
Louisville & Jefferson Counties KY Metro Health System Revenue Norton Healthcare Incorporated Series C	5.00	10-1-2047	4,000,000	4,228,827
Industrial development revenue: 0.17%
Boone County KY Poll Control Duke Energy Kentucky Incorporated Series A	3.70	8-1-2027	2,750,000	2,750,402
Miscellaneous revenue: 0.34%
Kentucky Interlocal School Transportation Association Certificates of Participation Series 2023%%	4.00	3-1-2027	1,130,000	1,157,141
Kentucky Interlocal School Transportation Association Certificates of Participation Series 2023%%	4.00	3-1-2029	1,000,000	1,029,700
Kentucky State University Certificate of Participation Series 2021 (BAM Insured)	5.00	11-1-2027	160,000	176,672
Kentucky State University Certificate of Participation Series 2021 (BAM Insured)	5.00	11-1-2028	200,000	225,221
Rural Water Financing Agency KY Public Projects Construction Series A	3.00	5-1-2024	3,000,000	2,983,611
				5,572,345
Resource recovery revenue: 0.15%
Kentucky Economic Development Finance Authority Solid Waste Refunding Revenue Bonds Republic Services Incorporated Project	3.65	4-1-2031	2,500,000	2,501,920
See accompanying notes to portfolio of investments

14  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 2.85%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00%	12-1-2049	$ 9,500,000	$ 9,456,907
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	26,085,000	26,070,718
Louisville & Jefferson Counties KY Metro Government PCR Series B	1.35	11-1-2027	7,500,000	6,770,705
Trimble County KY PCR Bonds Louisville Gas and Electric Company Project Series 2016A	1.30	9-1-2044	6,000,000	5,063,163
				47,361,493
				63,943,018
Louisiana: 1.37%
GO revenue: 0.09%
Shreveport LA GO Series 2014	5.00	9-1-2027	1,420,000	1,464,470
Industrial development revenue: 0.85%
St. John the Baptist Parish Marathon Oil Corporation Project	2.10	6-1-2037	14,450,000	14,104,908
Miscellaneous revenue: 0.38%
Louisiana GO Series A	5.00	2-1-2027	1,570,000	1,591,992
Louisiana Local Government Environmental Facilities and CDA Subordinated Lien Bond East Baton Rouge	0.88	2-1-2046	5,000,000	4,765,270
				6,357,262
Water & sewer revenue: 0.05%
East Baton Rouge LA Refunding Bonds Multi Modal Series A	1.30	2-1-2041	1,000,000	852,426
				22,779,066
Maine: 0.11%
Education revenue: 0.03%
Maine Finance Authority Supplemental Education Loan Program Class A Series A-1 (AGM Insured)	5.00	12-1-2025	425,000	443,012
Health revenue: 0.08%
Maine HEFAR Bonds Series 2020A	5.00	7-1-2025	255,000	268,710
Maine HEFAR Bonds Series 2020A	5.00	7-1-2025	545,000	568,598
Maine HEFAR Bonds Series 2020A	5.00	7-1-2026	500,000	532,965
				1,370,273
				1,813,285
Maryland: 1.93%
Housing revenue: 1.56%
Maryland CDA Department of Housing & Community Multifamily Development Overlook Manor Townhouses Series C	3.00	4-1-2024	5,000,000	4,961,648
Maryland CDA Department of Housing & Community Multifamily Development Series 2022-D	3.15	7-1-2024	4,000,000	3,940,728
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  15

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Maryland CDA Department of Housing & Community Multifamily Development Windsor Valley III Apartments Series G (FHA Insured)	1.05%	12-1-2023	$11,000,000	$ 10,775,456
Maryland CDA Department of Housing & Community Multifamily Development Woodside Gardens Series A 144A	1.33	1-1-2024	6,300,000	6,161,265
				25,839,097
Transportation revenue: 0.37%
Maryland Economic Development Corporation Private Activity Green Bond Purple Line Light Rail Transit Partners LLC Series A-P3	5.00	11-12-2028	6,000,000	6,202,841
				32,041,938
Massachusetts: 0.35%
Education revenue: 0.09%
Massachusetts Development Finance Agency Lasell University Series 2021	4.00	7-1-2027	250,000	245,113
Massachusetts Development Finance Agency Lasell University Series 2021	4.00	7-1-2028	330,000	322,956
Massachusetts Development Finance Agency Springfield College Issue Series 2021A	5.00	6-1-2026	420,000	435,879
Massachusetts Development Finance Agency Springfield College Issue Series 2021A	5.00	6-1-2027	440,000	460,662
				1,464,610
GO revenue: 0.06%
New Bedford MA GO Bonds Anticipation Notes Series B	3.00	4-13-2023	1,000,000	1,000,065
Health revenue: 0.20%
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2026	300,000	320,742
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2027	410,000	446,155
Massachusetts Development Finance Authority Revenue Bonds Series 2019-T1 (SIFMA Municipal Swap +0.60%) 144A±	4.57	7-1-2049	2,600,000	2,567,541
				3,334,438
				5,799,113
Michigan: 2.54%
Education revenue: 0.12%
Board of Trustees of Northern Michigan University General Revenue Bonds Series 2018A	5.00	12-1-2027	640,000	709,348
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2026	390,000	405,319
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2027	405,000	425,529
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2028	405,000	428,182
				1,968,378
See accompanying notes to portfolio of investments

16  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.04%
Clawson MI Public School Building and Site (Qualified School Board Loan Fund Insured)	4.00%	5-1-2026	$ 285,000	$ 297,266
Clawson MI Public School Building and Site (Qualified School Board Loan Fund Insured)	4.00	5-1-2028	300,000	320,797
				618,063
Health revenue: 1.12%
Kalamazoo MI Economic Development Corporation Series 2020B-2	2.63	5-15-2025	110,000	105,019
Michigan Finance Authority Bronson Healthcare Group Series B & C	3.75	11-15-2049	7,600,000	7,705,717
Michigan Finance Authority Hospital Beaumont Spectrum Series 2022B (SIFMA Municipal Swap +0.75%) ±	4.72	4-15-2047	10,500,000	10,270,026
Michigan Strategic Fund Limited Obligation Refunding Bond Holland Home Project	4.00	11-15-2024	580,000	573,737
				18,654,499
Industrial development revenue: 1.26%
Michigan Strategic Fund Limited Obligation Consumers Energy Company Project	1.80	10-1-2049	19,500,000	18,986,875
Michigan Strategic Fund Limited Obligation Revenue Graphic Packaging International LLC	4.00	10-1-2061	2,000,000	1,972,453
				20,959,328
				42,200,268
Minnesota: 1.52%
Airport revenue: 0.07%
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2019B	5.00	1-1-2025	1,100,000	1,136,017
GO revenue: 0.06%
Hastings MN Independent School District #200 Series A (State School District Credit Program Insured) ¤	0.00	2-1-2024	1,015,000	991,742
Housing revenue: 0.39%
Minnesota HFA Residential Housing Series D (SIFMA Municipal Swap +0.43%)(GNMA / FNMA / FHLMC Insured) ±	4.40	1-1-2045	6,515,000	6,511,868
Miscellaneous revenue: 0.05%
Duluth MN Independent School District Certificate of Participation Series B (State School District Credit Program Insured)	5.00	2-1-2024	425,000	432,453
Duluth MN Independent School District Certificate of Participation Series B (State School District Credit Program Insured)	5.00	2-1-2025	375,000	389,945
				822,398
Utilities revenue: 0.95%
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project (AGM Insured)	5.00	1-1-2027	400,000	435,611
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  17

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project (AGM Insured)	5.00%	1-1-2028	$ 500,000	$ 554,651
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds (U.S. SOFR +1.00%)(Royal Bank of Canada LIQ) ±	4.24	12-1-2052	15,000,000	14,689,958
				15,680,220
				25,142,245
Mississippi: 0.16%
Health revenue: 0.15%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Corporation Series A-1	5.00	9-1-2044	2,500,000	2,595,531
Industrial development revenue: 0.01%
Mississippi Business Finance Corporation Solid Waste Disposal Facilities Mississippi Power Company Project ø	4.30	5-1-2028	120,000	120,000
				2,715,531
Missouri: 0.89%
Education revenue: 0.16%
Missouri State HEFAR Webster University Project	5.00	4-1-2026	2,630,000	2,642,427
Housing revenue: 0.48%
Port Authority of Kansas City MFHR Bonds Series 2022A (Department of Housing and Urban Development Insured)	1.50	5-1-2024	8,000,000	7,988,922
Miscellaneous revenue: 0.04%
Barry County MS Law Enforcement Center Project Certificates of Participation Series 2023	5.00	10-1-2028	610,000	662,370
Utilities revenue: 0.21%
Missouri Environmental Improvement and Energy Resources Authority Kansas City Power and Light Company Project	3.50	5-1-2038	3,500,000	3,485,194
				14,778,913
Montana: 0.21%
Health revenue: 0.21%
Montana Facility Finance Authority Billings Clinic Obligated Group Series 2022A	5.00	8-15-2024	375,000	386,049
Montana Facility Finance Authority Billings Clinic Obligated Group Series 2022A	5.00	8-15-2025	325,000	342,099
Montana Facility Finance Authority Billings Clinic Obligated Group Series 2022A	5.00	8-15-2027	500,000	549,525
Montana Facility Finance Authority Billings Clinic Obligated Group Series 2022A	5.00	8-15-2028	2,015,000	2,255,594
				3,533,267
See accompanying notes to portfolio of investments

18  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nebraska: 0.74%
Airport revenue: 0.07%
Airport Authority of the City of Lincoln Airport Bonds Series 2021	5.00%	7-1-2028	$ 1,000,000	$ 1,085,615
Education revenue: 0.13%
Douglas County NE Educational Facilities Creighton University (SIFMA Municipal Swap +0.53%) ±	4.50	7-1-2035	2,230,000	2,203,862
Health revenue: 0.20%
Douglas County NE Hospital Authority Children's Hospital Obligated Group Series B	5.00	11-15-2053	3,250,000	3,386,825
Utilities revenue: 0.34%
Central Plains Energy Nebraska Gas Project #1 (Royal Bank of Canada LIQ)	4.00	12-1-2049	5,610,000	5,625,839
				12,302,141
Nevada: 0.33%
GO revenue: 0.33%
Clark County NV School District Series B (AGM Insured)	5.00	6-15-2027	5,000,000	5,512,298
New Jersey: 2.58%
Airport revenue: 0.21%
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2023	1,500,000	1,505,550
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2024	2,000,000	2,020,587
				3,526,137
GO revenue: 1.11%
New Jersey EDA Series G 144A	5.25	9-1-2023	16,000,000	16,142,309
Newark Board of Education School Energy Savings Obligation Refunding Bonds Series 2021 (BAM Insured)	5.00	7-15-2028	350,000	387,704
Newark Board of Education School Energy Savings Obligation Refunding Bonds Series 2021 (BAM Insured)	5.00	7-15-2027	350,000	382,086
Newark NJ General Capital Improvement BAN Series 2022D	4.00	9-29-2023	1,500,000	1,504,605
				18,416,704
Housing revenue: 0.92%
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.90	4-1-2023	4,900,000	4,900,000
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.95	10-1-2023	4,585,000	4,574,332
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	3.10	4-1-2024	2,170,000	2,159,951
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	3.25	4-1-2025	2,465,000	2,451,983
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series D	2.90	10-1-2025	1,200,000	1,184,193
				15,270,459
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  19

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.34%
New Jersey EDA School Facilities Construction Bond Series DDD	5.00%	6-15-2023	$ 3,000,000	$ 3,011,316
New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2024	2,605,000	2,665,460
				5,676,776
				42,890,076
New York: 9.28%
Airport revenue: 0.96%
Albany County NY Airport Authority Airport Revenue Refunding Bonds Series 2020B	5.00	12-15-2026	1,070,000	1,133,382
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2026	490,000	516,115
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2027	500,000	533,967
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2028	500,000	540,914
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2029	500,000	545,433
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2022	5.00	12-1-2027	5,000,000	5,339,667
Port of New York & Port of New Jersey Authority Consolidated Bonds 185th Series AMT	5.00	9-1-2026	7,150,000	7,340,914
				15,950,392
Education revenue: 0.34%
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	4.05	2-1-2031	1,000,000	870,468
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series B	4.76	2-1-2027	1,340,000	1,298,044
New York Dormitory Authority Iona College Series 2022	5.00	7-1-2028	825,000	891,496
New York Housing Finance Agency Affordable Housing Series K2	5.00	7-1-2025	600,000	622,541
St. Lawrence County NY IDA Civic Development Corporation St. Lawrence University Project	5.00	7-1-2026	400,000	428,553
St. Lawrence County NY IDA Civic Development Corporation St. Lawrence University Project	5.00	7-1-2027	510,000	556,766
St. Lawrence County NY IDA Clarkson University Project Series B	1.55	9-1-2042	1,000,000	965,629
				5,633,497
GO revenue: 1.08%
Long Beach NY Bond Anticipation Notes Series 2023-A	4.00	2-16-2024	2,985,000	2,996,039
Long Beach NY Bond Anticipation Notes Series 2023-A	5.00	2-16-2024	4,528,435	4,586,298
New York NY GO Bonds Series 2022-D (State Street Bank & Trust Company SPA) ø	3.95	5-1-2052	2,600,000	2,600,000
See accompanying notes to portfolio of investments

20  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
New York NY Series J Subordinate Bond Series J3 (AGM Insured) €	4.34%	6-1-2036	$ 3,550,000	$ 3,550,000
Poughkeepsie Dutchess County NY Public Improvement Refunding Bond	4.00	4-15-2027	480,000	495,506
Suffolk County NY Series A (BAM Insured)	5.00	6-15-2028	3,215,000	3,630,825
				17,858,668
Health revenue: 0.72%
Broome County NY Local Development Corporation Series 2020 (AGM Insured)	5.00	4-1-2026	500,000	528,909
Broome County NY Local Development Corporation Series 2020 (AGM Insured)	5.00	4-1-2027	950,000	1,022,051
New York Dormitory Authority Montefiore Obligated Group Series 2018A	5.00	8-1-2024	1,250,000	1,264,533
New York Dormitory Authority Montefiore Obligated Group Series 2018A	5.00	8-1-2025	3,000,000	3,057,586
New York Dormitory Authority Montefiore Obligated Group Series 2018A	5.00	8-1-2026	1,000,000	1,017,353
New York Dormitory Authority Non State Supported Debt Northwell Health	5.00	5-1-2048	4,000,000	4,044,940
Westchester County NY Local Development Corporation Purchase Senior Learning Community Incorporated 144A	2.88	7-1-2026	1,000,000	949,780
				11,885,152
Housing revenue: 0.33%
New York Housing Finance Agency Affordable Housing Revenue Various Sustainability Bonds Series J-2	1.10	11-1-2061	2,500,000	2,272,217
New York Housing Finance Agency Affordable Housing Revenue Various Sustainability Bonds Series K-2 øø	1.00	11-1-2061	500,000	460,086
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.75	11-1-2023	400,000	397,550
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.80	5-1-2024	400,000	395,495
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.85	11-1-2024	400,000	394,063
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.90	5-1-2025	515,000	506,089
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.95	11-1-2025	520,000	509,940
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	2.00	5-1-2026	535,000	521,509
				5,456,949
Industrial development revenue: 1.84%
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment Project	5.00	1-1-2024	7,205,000	7,251,952
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment Project	5.00	1-1-2025	22,925,000	23,270,840
				30,522,792
Miscellaneous revenue: 0.87%
New York City IDA Pilot Refunding Bonds Queens Baseball Stadium Project Series 2021A (AGM Insured)	5.00	1-1-2030	1,000,000	1,129,576
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  21

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
New York Liberty Development Corporation Tax-Exempt Liberty Revenue Refunding Bonds Series 2021A	1.20%	11-15-2028	$ 2,500,000	$ 2,124,270
New York NY IDA Refunding Bonds Series 2021A (AGM Insured)	5.00	1-1-2024	1,250,000	1,268,787
RBC Municipal Products Incorporated Series E-154 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø	4.07	6-1-2028	10,000,000	10,000,000
				14,522,633
Tax revenue: 1.38%
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Series A	2.00	5-15-2045	6,000,000	5,675,690
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Series B	5.00	5-15-2026	15,000,000	16,186,284
Triborough Bridge & Tunnel Authority Series 2022B	5.00	5-15-2024	1,000,000	1,027,083
				22,889,057
Transportation revenue: 1.06%
New York Metropolitan Transportation Authority Refunding Green Bonds Series D1	5.00	11-15-2034	5,000,000	5,126,913
New York Metropolitan Transportation Authority Transportation Revenue Bonds Series 2015A-2	5.00	11-15-2045	810,000	883,526
New York Metropolitan Transportation Authority Transportation Revenue Bonds Series 2016A-2	5.00	11-15-2028	3,500,000	3,694,323
New York Metropolitan Transportation Authority Transportation Revenue Bonds Series 2017-B	5.00	11-15-2028	365,000	394,850
New York Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2017D	5.00	11-15-2026	4,475,000	4,747,792
Triborough Bridge and Tunnel Authority Revenue Refunding Bonds 2013A	5.00	11-15-2026	2,770,000	2,777,552
				17,624,956
Utilities revenue: 0.55%
Long Island Power Authority Electric System General Revenue Bonds Series B	1.50	9-1-2051	3,500,000	3,300,914
Long Island Power Authority Electric System General Revenue Bonds Series B	1.65	9-1-2049	6,000,000	5,854,589
				9,155,503
Water & sewer revenue: 0.15%
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	2,225,000	2,410,047
				153,909,646
North Carolina: 0.57%
Health revenue: 0.21%
Charlotte Mecklenburg Hospital Authority North Carolina Health Care System Atrium Health Series E øø	0.80	1-15-2048	1,500,000	1,424,068
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	5.00	3-1-2026	245,000	245,514
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	5.00	3-1-2027	295,000	293,746
See accompanying notes to portfolio of investments

22  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	5.00%	3-1-2028	$ 305,000	$ 301,464
North Carolina Medical Care Commission Retirement Facilities Entrance Fee Series 2020B-2	2.30	9-1-2025	1,250,000	1,174,822
				3,439,614
Industrial development revenue: 0.06%
Columbus County Industrial Facilities & PCFA Environmental Improvement Revenue Refunding Bond International Paper Company Project Series A	2.00	11-1-2033	1,000,000	961,953
Resource recovery revenue: 0.30%
North Carolina Capital Finance Republic Services Incorporated Project Series 2013	3.80	6-1-2038	5,000,000	5,000,507
				9,402,074
North Dakota: 0.23%
Health revenue: 0.23%
Grand Forks ND Health Care System Revenue Bonds Altru Health System Series 2021	5.00	12-1-2025	380,000	396,302
Grand Forks ND Health Care System Revenue Bonds Altru Health System Series 2021	5.00	12-1-2026	435,000	457,113
Grand Forks ND Health Care System Revenue Bonds Altru Health System Series 2021	5.00	12-1-2027	1,125,000	1,188,017
Grand Forks ND Health Care System Revenue Bonds Altru Health System Series 2021	5.00	12-1-2028	1,650,000	1,757,892
				3,799,324
Ohio: 2.98%
Health revenue: 0.88%
Allen County OH Hospital Facilities Revenue Bonds Series 2022B-1	5.00	10-1-2049	10,000,000	10,663,750
Hamilton County OH Hospital Facilities UC Health Series 2020	5.00	9-15-2026	655,000	684,135
Ohio Hospital Revenue Bonds Series 2020	5.00	11-15-2025	265,000	275,671
Ohio University Hospital Health System Series B	5.00	1-15-2050	2,905,000	3,002,911
				14,626,467
Housing revenue: 0.46%
Cuyahoga OH Metropolitan Housing Authority Multifamily Housing Wade Park Apartments	4.75	12-1-2027	4,000,000	4,128,841
Ohio HFA MFHR Series 2022A (Department of Housing and Urban Development Insured)	3.50	7-1-2025	3,550,000	3,548,852
				7,677,693
Industrial development revenue: 0.22%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series A	2.88	2-1-2026	3,750,000	3,587,731
Miscellaneous revenue: 0.04%
Dayton OH City School District Certificate of Participation School Facilities Project	3.00	12-1-2026	180,000	181,846
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  23

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Dayton OH City School District Certificate of Participation School Facilities Project	3.00%	12-1-2027	$ 270,000	$ 273,154
Dayton OH City School District Certificate of Participation School Facilities Project	4.00	12-1-2028	230,000	244,417
				699,417
Resource recovery revenue: 0.70%
Ohio Air Quality Development Authority Refunding Bond American Electric Power Company Project	1.90	5-1-2026	12,000,000	11,643,953
Tax revenue: 0.35%
Akron OH Community Learning Centers Income Tax Revenue Refunding Bonds Series 2022	4.00	12-1-2028	2,000,000	2,135,417
Akron OH Community Learning Centers Income Tax Revenue Refunding Bonds Series 2022	4.00	12-1-2027	3,540,000	3,738,262
				5,873,679
Utilities revenue: 0.33%
American Municipal Power Ohio Incorporated Fremont Energy Center	5.00	2-15-2027	400,000	435,425
American Municipal Power Ohio Incorporated Fremont Energy Center	5.00	2-15-2029	350,000	394,482
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2025	1,200,000	1,250,261
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2026	1,500,000	1,597,180
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2027	1,600,000	1,741,701
				5,419,049
				49,527,989
Oklahoma: 1.14%
Health revenue: 0.21%
Comanche County OK Hospital Authority Refunding	5.00	7-1-2025	600,000	603,495
Comanche County OK Hospital Authority Refunding	5.00	7-1-2027	1,800,000	1,809,835
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2023	500,000	498,824
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2024	600,000	595,467
				3,507,621
Miscellaneous revenue: 0.88%
Kay County OK Public Buildings Authority	2.25	4-1-2024	720,000	710,071
Kay County OK Public Buildings Authority	2.25	4-1-2025	735,000	709,150
Kay County OK Public Buildings Authority	2.38	4-1-2026	750,000	717,953
Kingfisher OK Special Projects Authority Educational Facilities Kingfisher Public Schools Project	4.00	3-1-2026	2,005,000	2,073,731
McIntosh County OK Educational Facilities Authority Revenue Bonds Series 2022	2.00	9-1-2027	415,000	397,342
Oklahoma County OK Finance Authority Educational Facilities Jones Public Schools Project	4.00	9-1-2025	550,000	564,492
Oklahoma County OK Finance Authority Educational Facilities Jones Public Schools Project	4.00	9-1-2026	590,000	610,541
See accompanying notes to portfolio of investments

24  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00%	9-1-2023	$ 830,000	$ 836,141
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2024	1,080,000	1,109,139
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2025	930,000	974,434
Tulsa County OK Industrial Authority Educational Broken Arrow Public Schools Project	5.00	9-1-2025	3,000,000	3,026,855
Wagoner County OK School Development Authority Wagoner Public Schools Project	4.00	9-1-2025	1,255,000	1,288,362
Weatherford OK Industrial Trust Educational Facilities Lease Weatherford Public Schools Project	5.00	3-1-2027	1,475,000	1,592,907
				14,611,118
Tax revenue: 0.05%
Jackson County OK Facilities Authority Sales Tax Revenue Bonds Series 2022	4.00	10-1-2027	810,000	847,475
				18,966,214
Oregon: 0.20%
Airport revenue: 0.08%
Port of Portland International Airport Series C	5.00	7-1-2026	1,240,000	1,315,823
GO revenue: 0.06%
Port of Morrow County Full Faith Refunding Bond Series A	4.00	6-1-2026	345,000	356,914
Port of Morrow County Full Faith Refunding Bond Series A	4.00	6-1-2027	535,000	559,217
				916,131
Health revenue: 0.06%
Multnomah County OR Hospital Facilities Authority Revenue Refunding Bonds Terwilliger Plaza Parkview	0.95	6-1-2027	1,200,000	1,047,560
				3,279,514
Pennsylvania: 8.08%
Airport revenue: 1.27%
Allegheny County PA Airport Authority Airport Revenue Bonds Series 2021A	5.00	1-1-2026	1,600,000	1,668,272
Allegheny County PA Airport Authority Airport Revenue Bonds Series 2021A	5.00	1-1-2027	2,000,000	2,115,611
Allegheny County PA Airport Authority Airport Revenue Bonds Series 2021A	5.00	1-1-2028	2,000,000	2,148,197
Philadelphia PA Airport Revenue Refunding Bonds Series 2015A	5.00	6-15-2023	1,410,000	1,414,474
Philadelphia PA Airport Revenue Refunding Bonds Series 2020A	5.00	7-1-2026	1,160,000	1,249,541
Philadelphia PA Airport Revenue Refunding Bonds Series 2020A	5.00	7-1-2027	1,400,000	1,538,992
Philadelphia PA Airport Revenue Refunding Bonds Series 2020C	5.00	7-1-2024	10,745,000	10,964,416
				21,099,503
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  25

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 1.45%
Cumberland County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-1	3.15%	5-1-2044	$ 3,500,000	$ 3,492,218
Huntingdon County PA General Authority Juniata College Project Series 2021-TT3	5.00	10-1-2027	385,000	410,586
Huntingdon County PA General Authority Juniata College Project Series 2021-TT3	5.00	10-1-2028	415,000	445,879
Lehigh County PA General Purpose Authority (SIFMA Municipal Swap +0.58%) ±	4.55	11-1-2037	9,540,000	9,527,861
Lehigh County PA General Purpose Authority Charter School Revenue Bonds Series 2022	4.00	6-1-2026	1,005,000	1,011,232
Lehigh County PA General Purpose Authority Charter School Revenue Bonds Series 2022	4.00	6-1-2028	1,090,000	1,098,451
Lehigh County Pennsylvania General Purpose Authority Charter School Lehigh Valley Academy Regional Charter	4.00	6-1-2025	965,000	967,337
Pennsylvania Higher Education Assistance Agency Education Loan Series A	5.00	6-1-2026	1,475,000	1,553,708
Pennsylvania Higher Education Assistance Agency Education Loan Series A	5.00	6-1-2028	500,000	541,176
Philadelphia PA IDA Thomas Jefferson University Series B ø	4.53	9-1-2050	5,000,000	5,000,000
				24,048,448
GO revenue: 1.41%
Albert Gallatin School District Series A (AGM Insured)	4.00	9-1-2025	1,130,000	1,166,679
Albert Gallatin School District Series B (AGM Insured)	4.00	9-1-2025	350,000	361,361
Butler Area School District (AGM Insured)	5.00	10-1-2023	1,280,000	1,295,345
Butler Area School District (AGM Insured)	5.00	10-1-2024	2,965,000	3,062,804
Butler Area School District (AGM Insured)	5.00	10-1-2025	4,695,000	4,963,262
Canon-McMillan School District GO Series B of 2014 (AGM Insured)	4.50	12-15-2028	2,000,000	2,026,515
Coatesville Area School District (AGM Insured)	5.00	8-1-2023	1,000,000	1,007,334
Dunmore PA Series A (AGM Insured)	2.00	9-1-2025	220,000	213,093
Dunmore PA Series A (AGM Insured)	2.00	9-1-2027	200,000	189,303
Dunmore PA Series A (AGM Insured)	2.00	9-1-2028	220,000	205,257
Laurel Highlands School District Series A (BAM Insured)	4.00	2-1-2027	1,325,000	1,390,686
Oil City Venango County GO Series A of 2021 (AGM Insured)	4.00	12-1-2026	200,000	209,947
Oil City Venango County GO Series A of 2021 (AGM Insured)	4.00	12-1-2027	195,000	206,887
Oil City Venango County GO Series A of 2021 (AGM Insured)	4.00	12-1-2028	200,000	213,976
Philadelphia PA School District Refunding Bond	5.00	9-1-2023	4,500,000	4,538,258
Philadelphia PA School District Series A	5.00	9-1-2024	800,000	823,708
Scranton PA School District Series A	5.00	6-1-2023	835,000	837,417
Scranton PA School District Series B (NPFGC Insured)	5.00	6-1-2023	615,000	617,057
				23,328,889
Health revenue: 1.56%
Allegheny County PA Hospital Development Authority Series 2017D-2 (SIFMA Municipal Swap +0.70%) ±	4.67	11-15-2047	6,000,000	5,850,739
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2023	1,000,000	969,984
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2024	1,000,000	870,249
Doylestown PA Hospital Authority Hospital Series A	5.00	7-1-2027	2,500,000	2,382,780
Geisinger Authority Health System Series B	5.00	4-1-2043	10,000,000	10,605,717
See accompanying notes to portfolio of investments

26  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series A	5.00%	9-1-2023	$ 1,050,000	$ 1,058,283
Southcentral Pennsylvania General Authority Wellspan Health Obligation Group	5.00	6-1-2027	2,085,000	2,137,033
Westmoreland County PA IDA Excela Health Project Series A	5.00	7-1-2029	1,935,000	2,065,054
				25,939,839
Housing revenue: 1.21%
Pennsylvania Housing Finance Agency MFHR Sherman Hills (Department of Housing and Urban Development Insured) øø	1.25	2-1-2025	7,000,000	6,862,943
Pennsylvania Housing Finance Agency Single Family Mortgage AMT Series 128A	4.75	4-1-2033	3,960,000	3,997,574
Pennsylvania Housing Finance Agency Single Family Series 125A	2.38	10-1-2025	8,625,000	8,446,515
Pennsylvania Housing Finance Agency Single Family Series 137	5.00	10-1-2024	265,000	273,348
Pennsylvania Housing Finance Agency Single Family Series 137	5.00	10-1-2025	220,000	231,862
Pennsylvania Housing Finance Agency Single Family Series 137	5.00	4-1-2026	240,000	254,938
				20,067,180
Miscellaneous revenue: 0.73%
Pennsylvania EDFA Revenue Bonds Series 2015	5.00	6-30-2024	4,500,000	4,573,030
Pennsylvania EDFA Sewage Sludge Disposal Series 2020	3.00	1-1-2025	505,000	500,311
Pennsylvania EDFA Sewage Sludge Disposal Series 2020	4.00	1-1-2026	615,000	622,208
Pittsburgh & Allegheny Counties Sports & Exhibition Authority Series 2020 (AGM Insured)	4.00	2-1-2024	1,700,000	1,715,363
Pittsburgh & Allegheny Counties Sports & Exhibition Authority Series 2020 (AGM Insured)	5.00	2-1-2026	2,000,000	2,126,340
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	375,000	380,701
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	2,130,000	2,159,718
				12,077,671
Tax revenue: 0.09%
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022	5.00	5-1-2026	500,000	521,194
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022	5.00	5-1-2027	500,000	526,502
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022	5.00	5-1-2028	500,000	529,981
				1,577,677
Transportation revenue: 0.28%
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2025	530,000	544,827
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2026	545,000	567,469
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +0.70%) ±	4.67	12-1-2023	2,880,000	2,880,703
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  27

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Pennsylvania Turnpike Commission Series B 2020	5.00%	12-1-2025	$ 300,000	$ 319,488
Pennsylvania Turnpike Commission Series B 2020	5.00	12-1-2026	350,000	381,988
				4,694,475
Water & sewer revenue: 0.08%
Allegheny County Sanitary Authority Sewer Revenue Series A 2020	5.00	6-1-2026	850,000	917,656
Allegheny County Sanitary Authority Sewer Revenue Series A 2020	5.00	6-1-2027	300,000	331,460
				1,249,116
				134,082,798
Rhode Island: 0.07%
Education revenue: 0.07%
Rhode Island Student Loan Authority AMT Series A	5.00	12-1-2023	1,175,000	1,188,389
South Carolina: 0.34%
Utilities revenue: 0.34%
Piedmont SC Municipal Power Agency (NPFGC Insured)	5.38	1-1-2025	4,580,000	4,769,567
South Carolina Public Service Authority Series C	5.00	12-1-2026	400,000	429,145
South Carolina Public Service Authority Series C	5.00	12-1-2027	420,000	457,023
				5,655,735
Tennessee: 1.89%
Airport revenue: 0.28%
Metropolitan Nashville Airport Authority Tennessee Airport AMT Improvement Series B	5.00	7-1-2027	675,000	720,961
Metropolitan Nashville Airport Authority Tennessee Airport AMT Improvement Series B	5.00	7-1-2028	1,000,000	1,083,606
Metropolitan Nashville Airport Authority Tennessee Airport AMT Improvement Series B	5.00	7-1-2029	2,675,000	2,938,990
				4,743,557
Health revenue: 0.22%
Greeneville TN Health and Educational Ballad Health Series A	5.00	7-1-2023	1,600,000	1,606,512
Knox County TN Health Educational & Housing Facility University Health System Incorporated	5.00	4-1-2024	1,000,000	1,017,732
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (AGM Insured, U.S. Bank NA SPA) ø	3.80	6-1-2042	1,000,000	1,000,000
				3,624,244
Housing revenue: 0.48%
Metropolitan Government Nashville & Davidson County TN Health & Educational Facilities Board Richland Hills Apartments Project (Department of Housing and Urban Development Insured)	1.25	12-1-2024	8,000,000	7,900,110
Utilities revenue: 0.91%
Memphis TN Light, Gas & Water Division Series 2020A	5.00	12-1-2025	600,000	639,614
Memphis TN Light, Gas & Water Division Series 2020A	5.00	12-1-2026	600,000	655,718
See accompanying notes to portfolio of investments

28  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Memphis TN Light, Gas & Water Division Series 2020A	5.00%	12-1-2027	$ 450,000	$ 502,116
Tennergy Corporation Gas Revenue Series A	5.50	12-1-2028	1,000,000	1,070,143
Tennergy Corporation Gas Revenue Series A	5.50	12-1-2029	2,000,000	2,142,390
Tennergy Corporation Tennessee Gas Supply Series A	5.50	10-1-2053	2,500,000	2,654,055
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	7,500,000	7,492,564
				15,156,600
				31,424,511
Texas: 8.96%
Airport revenue: 1.17%
Austin TX Airport System Revenue Refunding Bonds Series 2019	5.00	11-15-2025	1,500,000	1,566,138
Dallas-Fort Worth TX International Airport Joint Revenue Refunding Bonds Series 2021B	5.00	11-1-2026	2,850,000	3,093,219
Dallas-Fort Worth TX International Airport Series A	5.00	11-1-2025	1,000,000	1,061,624
El Paso TX Airport Series 2018	5.00	8-15-2025	3,110,000	3,224,379
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020A	5.00	7-1-2026	1,000,000	1,053,549
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020A	5.00	7-1-2027	1,000,000	1,068,091
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020B	5.00	7-1-2026	1,500,000	1,619,189
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020B	5.00	7-1-2027	3,000,000	3,304,193
Love Field Airport Modernization Corporation Texas General Airport Revenue Refunding Bonds Series 2021	5.00	11-1-2026	3,250,000	3,435,957
				19,426,339
Education revenue: 0.47%
Arlington TX Higher Education Finance Corporation Education Revenue Bonds Series 2021A	4.00	2-15-2027	350,000	363,332
Arlington TX Higher Education Finance Corporation Education Revenue Bonds Series 2021A	4.00	2-15-2028	290,000	303,390
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2023	1,510,000	1,509,165
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2024	3,125,000	3,118,705
Clifton TX Higher Education Finance Corporation Education Revenue International Leadership Texas Series A	6.00	3-1-2029	830,000	836,616
Clifton TX Higher Education Revenue Bonds Series 2021T	5.00	8-15-2025	360,000	373,905
Clifton TX Higher Education Revenue Bonds Series 2021T	5.00	8-15-2027	500,000	535,851
Clifton TX Higher Education Revenue Bonds Series 2021T	5.00	8-15-2028	300,000	325,793
Odessa TX College District Consolidated Fund Revenue Bonds Series 2021 (AGM Insured)	4.00	7-1-2028	400,000	427,730
				7,794,487
GO revenue: 2.50%
Andrews County Texas Hospital District Refunding Bond	5.00	3-15-2027	1,750,000	1,884,560
Denton TX Independent School District Bonds Series 2014-B	2.00	8-1-2044	550,000	544,765
Denton TX Independent School District Bonds Series 2014-B	2.00	8-1-2044	575,000	569,527
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  29

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Denton TX Independent School District Bonds Series 2014-B	2.00%	8-1-2044	$ 2,945,000	$ 2,898,512
Eanes TX Independent School District Series 2019-B	1.75	8-1-2039	2,945,000	2,884,075
Eanes TX Independent School District Series 2019-B	1.75	8-1-2039	4,520,000	4,461,222
Fort Bend TX Independent School District Various Refunding Series B øø	0.72	8-1-2051	1,290,000	1,182,126
Leander TX Independent School District Refunding CAB ¤	0.00	8-15-2023	1,065,000	1,053,689
North East Independent School District Texas Series 2019	2.20	8-1-2049	4,800,000	4,741,479
Northside Texas Independent School District School Building Bond	2.75	8-1-2048	20,305,000	20,249,736
Port Arthur TX Jefferson and Orange Counties Combination Tax and Revenue Certificates of Obligation Series 2021 (BAM Insured)	5.00	2-15-2028	365,000	404,669
Port Arthur TX Jefferson and Orange Counties Series 2021 (BAM Insured)	5.00	2-15-2026	290,000	309,202
Port Arthur TX Jefferson and Orange Counties Series 2021 (BAM Insured)	5.00	2-15-2027	310,000	337,455
				41,521,017
Health revenue: 1.08%
Harris County TX Cultural Education Facilities Finance Corporation Hospital Memorial Hermann Health System (SIFMA Municipal Swap +0.57%) ±	4.54	12-1-2049	11,000,000	10,932,398
Tarrant County Cultural Education Facilities Finance Corporation Buckner Retirement Services	5.00	11-15-2024	1,305,000	1,326,057
Tarrant County Cultural Education Facilities Finance Corporation Buckner Retirement Services	5.00	11-15-2026	1,440,000	1,485,119
Tarrant County Cultural Education Facilities Finance Corporation Hospital Baylor Scott & White Health	5.00	11-15-2052	4,000,000	4,230,565
				17,974,139
Housing revenue: 0.78%
Dallas TX Housing Finance Corporation MFHR Estates at Shiloh	1.75	7-1-2037	7,000,000	6,966,717
Housing Synergy Public Facility Corporation Tax Revenue Bonds Series 2022 (Department of Housing and Urban Development Insured)	3.50	8-1-2025	4,000,000	4,000,112
Travis County TX Housing Finance Corporation MFHR Airway Gateway Apartments	4.13	6-1-2045	2,000,000	2,029,457
				12,996,286
Industrial development revenue: 0.10%
Port of Beaumont Navigation District Jefferson County Dock and Wharf Facility Revenue Bonds Series 2021A 144A	1.88	1-1-2026	800,000	730,331
Port of Beaumont Navigation District Jefferson County Dock and Wharf Facility Revenue Bonds Series 2021A 144A	2.00	1-1-2027	525,000	463,925
Port of Beaumont Navigation District Jefferson County Dock and Wharf Facility Revenue Bonds Series 2021A 144A	2.13	1-1-2028	575,000	492,122
				1,686,378
See accompanying notes to portfolio of investments

30  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.30%
Baytown TX Municipal Development District Combination Limited Sales Tax Revenue and Third-Lien Hotel Revenue Bonds Series 2021C	5.00%	10-1-2025	$ 480,000	$ 498,825
Baytown TX Municipal Development District Combination Limited Sales Tax Revenue and Third-Lien Hotel Revenue Bonds Series 2021C	5.00	10-1-2026	510,000	538,658
Baytown TX Municipal Development District Combination Limited Sales Tax Revenue and Third-Lien Hotel Revenue Bonds Series 2021C	5.00	10-1-2027	845,000	904,793
Old Spanish Trail Almeda Corridors RDA Texas Refunding Bond Tax Increment Contract	5.00	9-1-2025	2,805,000	2,947,036
				4,889,312
Utilities revenue: 1.64%
Lower Colorado River Authority Refunding Bond	5.00	5-15-2027	2,000,000	2,201,769
Lower Colorado River Authority Series 2022 (AGM Insured)	5.00	5-15-2027	1,385,000	1,527,583
Lower Colorado River Authority Series 2022 (AGM Insured)	5.00	5-15-2028	2,285,000	2,570,137
San Antonio TX Electric & Gas Systems Various Revenue Refunding Bonds Junior Lien Series 2020	1.75	2-1-2049	11,500,000	11,041,383
Texas Municipal Gas Acquisition & Supply Corporation Series A (SIFMA Municipal Swap +0.55%) ±	4.90	9-15-2027	7,465,000	7,343,252
Texas Municipal Power Agency Transmission System Series 2021 (AGM Insured)	3.00	9-1-2026	950,000	955,544
Texas Municipal Power Agency Transmission System Series 2021 (AGM Insured)	3.00	9-1-2027	1,600,000	1,609,841
				27,249,509
Water & sewer revenue: 0.92%
Greater Texoma TX Utility Authority Revenue Bonds Series 2023 (AGM Insured) %%	5.00	10-1-2029	420,000	477,023
Greater Texoma TX Utility Authority Revenue Bonds Series 2023 (AGM Insured) %%	5.00	10-1-2030	1,520,000	1,751,534
Houston TX Utility System Refunding Bonds Series 2004B-3 (Sumitomo Mitsui Banking Corporation LOC) ø	3.90	5-15-2034	550,000	550,000
San Antonio TX Water System Junior Lien Series A	2.63	5-1-2049	12,490,000	12,431,412
				15,209,969
				148,747,436
Utah: 0.56%
Airport revenue: 0.54%
Salt Lake City UT International Airport Revenue Bonds Series 2021A	5.00	7-1-2025	1,300,000	1,350,553
Salt Lake City UT International Airport Series A	5.00	7-1-2023	3,150,000	3,163,051
Salt Lake City UT International Airport Series A	5.00	7-1-2024	2,000,000	2,043,294
Salt Lake City UT International Airport Series A	5.00	7-1-2025	2,300,000	2,389,440
				8,946,338
Miscellaneous revenue: 0.02%
Utah Infrastructure Agency Telecommunications Bond	3.00	10-15-2026	310,000	293,890
				9,240,228
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  31

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Vermont: 0.10%
Education revenue: 0.10%
Vermont Educational & Health Buildings Financing Agency St. Michael's College Project	5.00%	10-1-2026	$ 575,000	$ 575,068
Vermont Educational & Health Buildings St. Michael's College Project	5.00	10-1-2023	1,000,000	1,000,256
				1,575,324
Virginia: 1.53%
Education revenue: 0.06%
Virginia College Building Authority Educational Facilities Regent University Project Series 2021	5.00	6-1-2026	300,000	309,535
Virginia College Building Authority Educational Facilities Regent University Project Series 2021	5.00	6-1-2027	275,000	286,087
Virginia College Building Authority Educational Facilities Regent University Project Series 2021	5.00	6-1-2028	300,000	314,241
				909,863
Tax revenue: 0.01%
Marquis VA CDA CAB Series A	2.30	9-1-2036	2,169,000	101,943
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	3,493,000	8,733
Marquis VA CDA CCAB Series 2015 144A	3.38	9-1-2045	680,000	31,960
				142,636
Transportation revenue: 0.95%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	14,115,000	14,277,625
Virginia Commonwealth Transportation Board Refunding Bond Series A	5.00	5-15-2023	1,500,000	1,504,177
				15,781,802
Utilities revenue: 0.51%
York County EDA PCR Virginia Electric & Power Company Project Series A	1.90	5-1-2033	8,500,000	8,472,377
				25,306,678
Washington: 3.01%
GO revenue: 0.31%
Metropolitan Park District of Tacoma Pierce County WA GO and Refunding Bonds Series 2016	5.00	12-1-2026	2,250,000	2,362,012
Washington Refunding Bond	5.00	6-1-2025	1,000,000	1,053,259
Washington Refunding Bond	5.00	6-1-2026	1,570,000	1,697,953
				5,113,224
Health revenue: 0.84%
Skagit County WA Public Hospital District # 1	5.00	12-1-2028	2,000,000	2,088,288
Washington HCFR Authority CommonSpirit Health Series 2019B-3	5.00	8-1-2049	4,000,000	4,195,861
Washington Health Care Facilities Authority Commonspirit Health Series 2019B-2	5.00	8-1-2049	2,430,000	2,511,029
Washington Health Care Facilities Authority Commonspirit Health Series B1	5.00	8-1-2049	2,500,000	2,535,429
See accompanying notes to portfolio of investments

32  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Washington Health Care Facilities Authority Seattle Cancer Care Alliance 144A	5.00%	12-1-2025	$ 275,000	$ 289,523
Washington Health Care Facilities Authority Seattle Cancer Care Alliance 144A	5.00	12-1-2026	285,000	305,254
Washington Housing Finance Commission Nonprofit Housing Revenue Eliseo Project Series B-2 144A	2.13	7-1-2027	1,250,000	1,122,559
Washington Housing Finance Commission Nonprofit Housing Revenue Rockwood Retirement Communities 144A	3.00	7-1-2027	1,000,000	878,765
				13,926,708
Housing revenue: 0.10%
Housing Authority of the County of King Workforce Housing Preservation Pooled Refunding Revenue Bonds 2021	4.00	10-1-2027	300,000	312,361
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2025	500,000	519,913
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2026	730,000	775,435
				1,607,709
Miscellaneous revenue: 0.07%
FYI Properties Refunding Bond State of Washington District Project	5.00	6-1-2027	1,000,000	1,099,450
Tax revenue: 0.13%
Central Puget Sound Washington Regional Transit Authority Sales & Use Tax Refunding & Improvement Green Bonds Series S-1	5.00	11-1-2036	2,110,000	2,245,461
Utilities revenue: 1.56%
Seattle WA Municipal Light & Power Refunding Bond Series B (SIFMA Municipal Swap +0.25%) ±	4.22	5-1-2045	2,750,000	2,699,527
Seattle WA Municipal Light & Power Refunding Bond Series C-1 (SIFMA Municipal Swap +0.49%) ±	4.46	11-1-2046	23,190,000	23,196,405
				25,895,932
				49,888,484
West Virginia: 0.12%
GO revenue: 0.12%
Berkeley County WV Board of Education Public School Series 2020	2.00	5-1-2023	1,000,000	999,267
Berkeley County WV Board of Education Public School Series 2020	2.00	5-1-2024	1,000,000	987,611
				1,986,878
Wisconsin: 3.96%
Health revenue: 3.05%
Entrance Fee Principal PFA Searstone Project Series B-2 144A	2.25	6-1-2027	1,845,000	1,659,137
Wisconsin HEFA Advocate Aurora Health Credit Group Series B-3	5.00	8-15-2054	2,000,000	2,035,071
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  33

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Wisconsin HEFA Advocate Aurora Health Credit Group Series B-4	5.00%	8-15-2054	$ 1,450,000	$ 1,503,409
Wisconsin HEFA Advocate Aurora Health Credit Group Series C-4 (SIFMA Municipal Swap +0.65%) ±	4.62	8-15-2054	4,200,000	4,202,045
Wisconsin HEFA Ascension Health Alliance	5.00	11-15-2033	11,290,000	11,634,753
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2025	1,000,000	1,038,007
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2026	1,060,000	1,121,452
Wisconsin HEFA Marshfield Clinic Health System Incorporated	5.00	2-15-2052	3,000,000	3,060,061
Wisconsin HEFA Marshfield Clinic Health System Incorporated Series B2	5.00	2-15-2051	18,300,000	19,187,444
Wisconsin HEFA Revenue Bonds Series 2022A ø	5.12	2-15-2053	2,000,000	2,000,000
Wisconsin HEFA Saint John's Communities Incorporated Series 2022	4.00	9-15-2026	795,000	779,193
Wisconsin HEFA Saint John's Communities Incorporated Series 2022	4.00	9-15-2028	860,000	826,149
Wisconsin HEFA Saint John's Communities Incorporated Series B	4.00	9-15-2027	140,000	135,668
Wisconsin HEFA Saint John's Communities Incorporated Series B	4.00	9-15-2028	195,000	186,874
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2024	155,000	152,878
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2025	245,000	239,393
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2026	355,000	343,491
Wisconsin Revenue Bonds PFA Series 2021A	5.00	6-1-2027	200,000	213,518
Wisconsin Revenue Bonds PFA Series 2021A	5.00	6-1-2028	225,000	243,196
				50,561,739
Miscellaneous revenue: 0.64%
PMA Levy and Aid Anticipation Notes Program Wisconsin Note Participation Series A	4.00	9-27-2023	3,000,000	3,011,534
PMA Levy and Aid Anticipation Notes Program Wisconsin Note Participation Series B	4.00	9-27-2023	3,500,000	3,513,457
Wisconsin Refunding Bond Series A	5.00	5-1-2023	4,015,000	4,022,294
				10,547,285
Utilities revenue: 0.18%
PFA PCR Duke Energy Progress Project Series 2022A	3.30	10-1-2046	3,000,000	3,036,240
Water & sewer revenue: 0.09%
Clayton WI Water System and Sewer System Series C	2.00	6-1-2026	1,600,000	1,528,746
				65,674,010
Total Municipal obligations (Cost $1,671,834,742)				1,629,715,768

See accompanying notes to portfolio of investments

34  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.25%
Investment companies: 1.25%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		4.12%	20,736,413	$ 20,738,487
Total Short-term investments (Cost $20,740,561)				20,738,487
Total investments in securities (Cost $1,692,575,303)	99.46%			1,650,454,255
Other assets and liabilities, net	0.54			8,881,293
Total net assets	100.00%			$1,659,335,548

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  35

Portfolio of investments—March 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$4,264,311	$575,334,327	$(558,849,956)	$(8,121)	$(2,074)	$20,738,487	20,736,413	$422,249
See accompanying notes to portfolio of investments

36  |  Allspring Short-Term Municipal Bond Fund

Notes to portfolio of investments—March 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$1,629,715,768	$0	$1,629,715,768
Short-term investments
Investment companies	20,738,487	0	0	20,738,487
Total assets	$20,738,487	$1,629,715,768	$0	$1,650,454,255
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

Allspring Short-Term Municipal Bond Fund  |  37

Notes to portfolio of investments—March 31, 2023 (unaudited)

For the nine months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.

38  |  Allspring Short-Term Municipal Bond Fund